Significant Accounting Policies - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2019 segment	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Significant Accounting Policies [Line Items]
Restricted cash		$ 45,000,000	$ 45,000,000	$ 0
Restricted cash		9,592,000	9,592,000	0
Other-than-temporary impairment charges			0
Goodwill impairment		0	0	0	$ 0
Impairment losses of long-lived assets			$ 0
Number of operating segments | segment	2
Number of reportable segments | segment	2
Minimum
Significant Accounting Policies [Line Items]
Estimated useful life of fixed asset			3 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful life of fixed asset			5 years
Grants Receivable
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts		0	$ 0	0
Trade Accounts Receivable
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts		20,000	20,000	$ 20,000	$ 26,000
Senior Notes | Scilex Pharmaceuticals, Inc | Scilex Notes
Significant Accounting Policies [Line Items]
Restricted cash		45,000,000	45,000,000
Oaktree Capital Management, L.P. | Oaktree Term Loan
Significant Accounting Policies [Line Items]
Restricted cash		$ 9,600,000	$ 9,600,000